Stockholders Equity (Details Narrative) (USD $)	1 Months Ended
Jan. 31, 2003
Stockholders Equity Details Narrative
Series A convertible preferred stock authorized	4,500,000
Series A convertible preferred stock par value	$ 0.001
Series A convertible preferred stock per share conversion to one-half share of common stock	$ 0.4
Series A convertible preferred stock outstanding	129,062